Related Party Transactions - Summary of Significant Related Party Transaction (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Operating expenses recharged by Tencent Group	¥ 5,557	¥ 6,687	¥ 5,576
Promotion and advertising expenses	852	2,387	2,227
Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Operating expenses recharged by Tencent Group	1,272	1,260	1,082
Promotion and advertising expenses	556	652	440
Tencent Group [Member] | Online Music Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note (i))	338	364	277
Tencent Group [Member] | Online Music Services to Company Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note (i))	276	412	206
Tencent Group [Member] | Social Entertainment Services and Others to The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note (i))	71	170	213
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Content royalties to Tencent Group, the Company's associates and associates of Tencent Group	612	541	306
Other costs to the Company's associates and associates of Tencent Group	¥ 68	¥ 176	¥ 48